SEGMENT	12 Months Ended
Dec. 31, 2022
SEGMENT
SEGMENT

15. SEGMENT

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer. CODM regularly reviews the operating data, EBITDA, which is defined as earnings before interest income, interest expense, income tax expense (benefit) and depreciation and amortization. Therefore, in January 2020, the Group modified its operating segment structure to be two operating segments which are legacy Huazhu and legacy DH as a result of a change in the way management intends to evaluate results and allocate resources within the Group. In identifying its reportable segments, the Group assesses nature of operating segments and evaluates the operating results of each reporting segments. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments.

The following table provides a summary of the Group’s operating segment results for the years ended December 31, 2021 and 2022. The Group presents segment information after elimination of intercompany transactions.

	Years Ended December 31,
	2020			2021			2022
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total revenues	8,664	1,532	10,196	11,247	1,538	12,785	10,655	3,207	13,862
EBITDA	736	(1,367)	(631)	1,827	(461)	1,366	282	(118)	164
Interest income			119			89			87
Interest expense			533			405			409
Income tax expense (benefit)			(215)			12			207
Depreciation and amortization			1,362			1,503			1,456
Net (loss) income attributable to H World Group Limited			(2,192)			(465)			(1,821)

The following table presents total assets for operating segments, reconciled to consolidated amounts:

	As of December 31,
	2021			2022
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total assets	45,353	17,916	63,269	43,729	17,778	61,507

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

	Years Ended December 31,
	2021	2022
China	11,231	10,637
Germany	1,263	2,458
All others	291	767
Total	12,785	13,862

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of December 31,
	2021	2022
China	33,143	31,684
Germany	13,884	13,501
All others	2,929	3,288
Total	49,956	48,473

Other than China and Germany, there were no countries that individually represented more than 10% of the total revenue and certain long lived assets for the years ended and as of December 31, 2021 and 2022.